Shareholder Fees {- Fidelity® SAI U.S. Quality Index Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity SAI U.S. Quality Index Fund PRO-10 | Fidelity® SAI U.S. Quality Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none